Income Taxes (Details) - Schedule of Loss Before Income Taxes ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Income Taxes (Details) - Schedule of Loss Before Income Taxes [Line Items]
Income tax	¥ (57,662)	$ (8,360)	¥ (46,482)
Non-PRC [Member]
Income Taxes (Details) - Schedule of Loss Before Income Taxes [Line Items]
Income tax
PRC [Member]
Income Taxes (Details) - Schedule of Loss Before Income Taxes [Line Items]
Income tax	¥ (57,662)	$ (8,360)	¥ (46,482)